---------------------------------------------------

DIRECTORS                                    OFFICERS
Barton M. Biggs                              James W. Grisham
CHAIRMAN OF THE BOARD                        VICE PRESIDENT
  Chairman and Director, Morgan Stanley      Michael F. Klein
  Asset Management Inc. and Morgan Stanley   VICE PRESIDENT
  Asset Management Limited; Managing         Harold J. Schaaff,
  Director, Morgan Stanley & Co.             Jr.
  Incorporated; Director, Morgan Stanley     VICE PRESIDENT
  Group Inc.                                 Joseph P. Stadler
Frederick B. Whittemore                      VICE PRESIDENT
VICE-CHAIRMAN OF THE BOARD                   Valerie Y. Lewis
  Advisory Director, Morgan Stanley & Co.    SECRETARY
  Incorporated                               Karl O. Hartmann
Warren J. Olsen                              ASSISTANT SECRETARY
DIRECTOR AND PRESIDENT                       James R. Rooney
  Principal, Morgan Stanley Asset            TREASURER
  Management Inc. and Morgan Stanley & Co.   Joanna M. Haigney
  Incorporated                               ASSISTANT TREASURER
John D. Barrett II
Chairman and Director,
Barrett Associates, Inc.
Gerard E. Jones
Partner, Richards & O'Neil LLP
Andrew McNally IV
Chairman and Chief Executive Officer, Rand
McNally
Samuel T. Reeves
Chairman of the Board and CEO, Pinacle
L.L.C.
Fergus Reid
Chairman and Chief Executive Officer,
LumeLite Corporation
Frederick O. Robertshaw
Of Counsel, Bryan, Cave

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INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
------------------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1251 Avenue of the Americas
New York, New York 10020
---------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
770 Broadway
New York, New York 10003

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
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LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

------------------------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                            MUNICIPAL BOND PORTFOLIO
                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1996

LETTER TO SHAREHOLDERS
-------

The Municipal Bond Portfolio seeks high current income consistent with preservation of principal through investment in a portfolio consisting primarily of intermediate and long-term investment grade municipal obligations, the interest on which is exempt from Federal income tax.

For the nine month period ended September 30, 1996, the Portfolio had a total return of 1.49% for the Class A shares and 1.39% for the Class B shares as compared to a total return of 1.88% for the Lehman 7-Year Municipal Bond Index. The average annual total return for the twelve months ended September 30, 1996 and for the period from inception on January 18, 1995 through September 30, 1996 was 4.21% and 6.00%, respectively for the Class A shares as compared to 4.45% and 8.08% for the Index. As of September 30, 1996, the Portfolio had an SEC 30-day yield of 4.64% for the Class A shares and 4.39% for the Class B shares.

PERFORMANCE COMPARED TO THE LEHMAN 7-YEAR MUNICIPAL BOND INDEX(1)
----------------------------------------------------

                                               TOTAL RETURN(2)
                                   ---------------------------------------
                                                 ONE      AVERAGE ANNUAL
                                      YTD       YEAR      SINCE INCEPTION
                                   ---------  ---------  -----------------
PORTFOLIO--CLASS A...............       1.49%      4.21%          6.00%
PORTFOLIO--CLASS B(3)............       1.39        N/A            N/A
INDEX............................       1.88       4.45           8.08

1. The Lehman 7-year Municipal Bond Index consists of investment grade bonds with maturities between 6-8 years, rated BAA or better. All bonds have been taken from issues of at least $50 million in size sold within the last five years.

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

3.  The Portfolio began offering Class B shares on January 2, 1996.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------
THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YIELDS WILL FLUCTUATE AS MARKET CONDITIONS CHANGE.

Year-to-date the bond market has exhibited a high degree of volatility, but has stayed within a fairly narrow trading range since the beginning of the 2nd quarter. During the 3rd quarter, the U.S. fixed income market rode out yet another quarter of turbulence. September ended the quarter with the strongest across the board rally thus far this year. The bond market spent the quarter eagerly anticipating what action the Fed would or would not take at each FOMC meeting. Economic releases leading up to each meeting seemed to tilt the scale in the direction of tightening, pushing interest rates higher in anticipation. In each case, when the Fed chose to do nothing, the bond market staged a rally to take out the tightening that had already been priced into the market. The Fed seems content right now to keep things status quo unless there are clearer and stronger inflationary signs evident throughout the economy. Although the economy continues to show signs of strength, including a strong housing market, steady car sales and rising hourly earnings and hours worked, with inflation kept at bay, the Fed appears willing to ride it out. It appears that for the next few months, especially with the upcoming Presidential election, the bond market's roller coaster ride will continue; and the bond market will find it difficult to break out of its recent trading range.

The municipal bond market, with the exception of the front end of the yield curve, outperformed the U.S. treasury market during the 3rd quarter. Municipal bond buyers were not deterred by trading levels which are currently very expensive compared to U.S. Treasuries or by political rhetoric including potential tax initiatives. As the quarter came to a close, September saw the Municipal/Treasury ratio, especially in the 1-5 year area, start to back up to a more average trading range. In the 1-5 year area, individuals were not as active as they had been during the first half of the year. The longer end of the yield curve began to see a severe flattening, as mutual fund cash flows were subdued and insurance companies were much less active in the 3rd quarter than they had been earlier in the year. The new issue calendar was driven by refunding deals, with issuers retiring bonds with 10-year calls that were originally issued at higher levels in 1986 and 1987. Refunding volume year-to-date is up 44% from September 1995 year-to-date levels. If interest rates remain at current levels, refundings will keep the new issue calendar supply steady for the remainder of the year.

The Portfolio is invested in high quality premium coupon securities with an average maturity of 6.89 years. During the quarter we purchased premium coupon noncallable longer maturity bonds. The noncallable feature is a structure that typically trades well and is difficult to find; most issues are structured with a ten-year call option. Going forward we will look for opportunities to swap out of bonds with short calls and go into more noncallable securities, slightly extending out the duration of the Portfolio.

Lori A. Cohane
PORTFOLIO MANAGER
October 1996

INVESTMENTS (UNAUDITED)
----------
SEPTEMBER 30, 1996

     FACE
    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                         ---------
 TAX-EXEMPT INSTRUMENTS (98.3%)
   DAILY VARIABLE RATE BONDS (4.2%)
$           500    Harris County, Texas, Health
                    Facilities, Revenue Bonds, 4.00%,
                    2/15/22                             $     500
            200    Kansas City, Kansas, Industrial
                    Development Authority, Revenue
                    Bonds, PQ Corp., 4.05%, 8/01/15           200
            100    New York City, New York, General
                    Obligation Bonds, Series B-2,
                    4.00%, 8/15/19                            100
            500    New York City, New York, General
                    Obligation Bonds, Series B,
                    4.00%, 10/01/20                           500
            200    Ohio State Air Quality Development
                    Authority, Revenue Bonds, Series
                    B, 4.00%, 12/01/15                        200
                                                        ---------
  TOTAL DAILY VARIABLE RATE BONDS (Cost $1,500)             1,500
                                                        ---------
   FIXED RATE INSTRUMENTS (94.1%)
          1,500    Connecticut State, General
                    Obligation Bonds, Series E,
                    6.00%, 3/15/12                          1,584
          1,000    Connecticut State, Special
                    Obligation, Tax Revenue Bonds,
                    Transportation, 6.50%, 7/01/09,
                    Prerefunded 7/01/99 at 102              1,072
          1,000    De Kalb County, Georgia, General
                    Obligation Bonds, 7.30%, 1/01/00,
                    Prerefunded 1/01/97 at 102              1,029
          1,000    De Kalb County, Georgia, Water &
                    Sewer Revenue Bonds, 7.00%,
                    10/01/06                                1,047
          1,000    Delaware, Transportation
                    Authority, Transportation System
                    Revenue Bonds, 6.50%, 7/01/11,
                    Prerefunded 7/01/01 at 102              1,092
          1,000    Fairfax County, Virginia, Water
                    Authority Revenue Bonds, 6.00%,
                    4/01/22                                 1,018
          1,000    Georgia State, General Obligation
                    Bonds, Series E, 6.75%, 12/01/02        1,113
            500    Georgia State, General Obligation
                    Bonds, Series F, 6.50%, 12/01/06          558
            500    Hawaii State, General Obligation
                    Bonds, Series BS, 6.70%, 9/01/97          513
          1,000    Hawaii State, General Obligation
                    Bonds, Series CJ, 6.20%, 1/01/12        1,045
          1,500    Intermountain Power Agency, Utah,
                    Power Supply Revenue Bonds,
                    Series D, 8.375%, 7/01/12               1,577


     FACE
    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                         ---------

$         1,000    Kentucky State Housing Corp.,
                    Revenue Bonds, Series A, 6.00%,
                    7/01/10                             $   1,021
          1,155    Maryland State Department of
                    Transportation, Construction
                    Revenue Bonds, Second Issue,
                    6.80%, 11/01/05, Prerefunded
                    11/01/99 at 102                         1,256
          1,000    Massachusetts State Consolidated
                    Loan, Series A, 7.50%, 3/01/03,
                    Prerefunded 3/01/03 at 102              1,110
            500    Massachusetts State Consolidated
                    Loan, Series A, 7.63%, 6/01/08,
                    Prerefunded 6/01/01 at 102                570
          1,625    Michigan State Housing Development
                    Authority, Revenue Bonds, Series
                    A, 6.75%, 12/01/14                      1,704
          1,590    Minnesota State Infrastructure
                    Development, General Obligation
                    Bonds, 6.80%, 8/01/03,
                    Prerefunded 8/01/00 at 100              1,715
          1,400    Mississippi State, General
                    Obligation Bonds, 6.00%, 2/01/09        1,462
          1,475    Montana State, General Obligation
                    Bonds, Long Range Building
                    Program, Series C, 6.00%, 8/01/13       1,534
          1,000    New Castle County, Deleware,
                    General Obligation Bonds, 6.25%,
                    10/15/01                                1,074
          1,000    New York State Local Government
                    Assistance Corp., Revenue Bonds,
                    Series B, 7.50%, 4/01/20,
                    Prerefunded 4/01/01 at 102              1,133
            500    Ohio State, General Obligation
                    Bonds, 6.20%, 8/01/12                     530
          1,000    Ohio State, Housing Finance
                    Agency, Residential Mortgage
                    Revenue Bonds, Series A-1, 6.20%,
                    9/01/14                                 1,026
          1,000    Orlando, Florida, Utilities
                    Community Water & Electric,
                    Revenue Bonds, Series D, 6.75%,
                    10/01/17                                1,146
          1,000    Reedy Creek Improvement District,
                    Florida, Utility Revenue Bonds,
                    Series 91-1, 6.50%, 10/01/16,
                    Prerefunded 10/01/01 at 101             1,092
          1,350    San Antonio, Texas, General
                    Obligation Bonds, 6.50%, 8/01/14        1,423
          1,000    Virginia Beach, Virginia, General
                    Obligation Bonds, 6.00%, 9/01/10        1,043

     FACE
    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                         ---------
   FIXED RATE INSTRUMENTS (CONTINUED)
$           500    Virginia State Housing Development
                    Authority, Commonwealth Mortgage
                    Revenue Bonds, Series B, 6.60%,
                    1/01/12                             $     527
          1,000    Virginia State Housing Development
                    Authority, Commonwealth Mortgage
                    Revenue Bonds, Series B, 6.65%,
                    1/01/13                                 1,054
          1,000    Washington State, General
                    Obligation Bonds, Series B,
                    6.20%, 6/01/01                          1,064
            500    Washington Suburban Sanitary
                    District, General Obligation
                    Revenue Bonds, 6.50%, 11/01/05,
                    Prerefunded 11/01/01 at 102               551
                                                        ---------
  TOTAL FIXED RATE INSTRUMENTS (Cost $33,000)              33,683
                                                        ---------
TOTAL TAX-EXEMPT INSTRUMENTS (98.3%) (Cost $34,500)        35,183
                                                        ---------
TOTAL INVESTMENTS (98.3%) (Cost $34,500)                   35,183
                                                        ---------
OTHER ASSETS AND LIABILITIES (1.7%)
 Other Assets                                                 661
 Liabilities                                                  (64)
                                                        ---------
                                                              597
                                                        ---------
NET ASSETS (100%)                                       $  35,780
                                                        ---------
                                                        ---------
CLASS A:
  NET ASSETS                                            $  35,713
  NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE
    Applicable to 3,502,965 outstanding $0.001 par
    value shares (authorized 500,000,000 shares)
                                                           $10.20
                                                        ---------
                                                        ---------
CLASS B:
  NET ASSETS                                                  $67
  NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE
    Applicable to 6,631 outstanding $0.001 par value
    shares (authorized 500,000,000 shares)
                                                           $10.19
                                                        ---------
                                                        ---------

------------------------------
Variable/Floating Rate Instruments. The interest rate changes on these instruments are based upon a designated base rate. These instruments are payable on demand and are secured by a letter of credit or other support agreements. Maturity dates disclosed for Variable/Floating Rate Instruments are the ultimate maturity dates. The effective maturity dates for such securities are the next interest reset dates which are seven days or less.
Prerefunded Bonds. Outstanding bonds that have been refunded to the first call date (prerefunded date) by the issuance of new bonds. Principal and interest are paid from monies escrowed in U.S. Treasury securities. Prerefunded bonds are generally re-rated AAA due to the Treasury escrow.